Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
27	RELATED PARTY TRANSACTIONS

Nature of relationships with related parties:

Name	Relationship with the Company
PT Star Alliance Intimates	Mr. Kendrew Hartanto has a 39.11% shareholding in the company.
SCP International	Mr. Koh Wah Seng Philip is a Director (appointed from December 21, 2022) and has a 82% shareholding in the company.
LGK Hong Kong Ltd.	Mr. Shim Siang Fan is a director and has a 100% shareholding in the company.
PT FGX Indonesia	Mr. Nursalim Podiono has a 99.9% shareholding in the company.
PT Sinar Klaten Makmur	Mr. Nursalim Podiono has a 99.36% shareholding in the company.
PT Diana Mode Indonesia	A company where Mr. Salim Podiono and Mr. Nursalim Podiono are both directors and each have a 25% shareholding in the company
PT Diana Retail Indonesia	Mr. Halim Podiono, a sibling of Salim Podiono has a 95% shareholding in the company
PT Gunung Mas International	Mr. Taslim Podiono, a sibling of Salim Podiono and Nursalim Podiono, has a 55% shareholding in the company
Lejaby Maison De Creation	Mr. Salim Podiono has 100% shareholding in the company.
Mr. Salim Podiono	Chairman of the board of directors, and controlling shareholder of the Company
Mr. Nursalim Podiono	Shareholder of 9.4% of the issued Class A Shares in the Company
Mr. Shim Siang Fan	Shareholder of 14.2 % of the issued Class A Shares in the Company

Related party transactions:

The related parties had transactions for the financial year ended March 30, 2023, 2024 and 2025 consist of the following:

			For the financial year end
Name	Nature	Description	March 31, 2023	March 31, 2024	March 31, 2025
			USD’000	USD’000	USD’000
PT Star Alliance Intimates(a)	Trade	CMT charges and related direct costs	1,895	4,506	5,268
Mr. Salim Podiono	Trade	Rental expense and service charge	135	371	476
SCP International	Trade	Service fee orders allocation	165	-	-
Lejaby Maison De Creation	Trade	Sales of goods	-	-	99
PT Diana Retail Indonesia	Trade	Sales of goods	-	-	565
PT Gunung Mas International	Non-trade	License fee	-	24	-
PT Diana Mode Indonesia	Non-trade	License fee	-	-	93

The balances with related parties as at March 31, 2024 and 2025 are as follows:

	Nature of transactions	As of March 31, 2024	As of March 31, 2025
		USD’000	USD’000
Amounts due from related parties
PT Star Alliance Intimates	Trade	460	235

Non-Trade Receivables
PT Gunung Mas International	Non-trade	71	-

Trade Receivables
PT Diana Retail Indonesia	Trade	-	601

Trade payable and other payables
PT Star Alliance Intimates	Trade	282	-
LGK HongKong Ltd	Trade	-	125

Amount due to shareholder
Shim Siang Fan	Non-trade	57	52

Compensation of key management personnel

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, including any Director (whether executive or otherwise) of the Company.

The remuneration of the Directors of the Company during the financial year were as follows:

The remuneration of the Directors and Commissioner of the Company during the financial year were as follows:

	For the financial year end
	March 31, 2023	March 31, 2024	March 31, 2025
	USD’000	USD’000	USD’000

Salary and wages	123	198	642
Directors’ fees	-	-	269
Allowance	28	38	5
	151	236	916